Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021
Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption

NOTE 8. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each ordinary share. As of January 11, 2021, there were 27,600,000 shares of Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheet.

The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$276,000,000

Note 8 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each ordinary share. As of September 30, 2021, there were 27,600,000 shares of Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the unaudited condensed consolidated balance sheet.

The Class A ordinary shares subject to possible redemption reflected on the unaudited condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$276,000,000